INVESTMENT IN PARENT COMPANY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		18 Months Ended	24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Investment In Parent Company [Line Items]
Balance					714,922		714,922
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum					1.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	71.50%	0.00%	71.50%	80.00%	77.06%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	0 years	10 years	10 years
Other than Temporary Impairment Losses, Investments			$ 0	$ 0	$ 323	$ 0	$ 323	$ 323
Cost Method Short term investments					828		828
Cost Method Long term investments					401		401
Impairment on short term investments					180
Impairment on long term investments					$ 143
Minimum [Member]
Investment In Parent Company [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					1 month 20 days
Maximum [Member]
Investment In Parent Company [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 months 20 days